GAM FUNDS, INC.

      SUPPLEMENT TO THE PROPSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2004, AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 13, 2004

GAM International Fund
-----------------------

Effective February 28, 2005, the Board of Directors of GAM Funds, Inc. (the "Company") has approved a change in the investment policies and strategies of GAM International Fund and a corresponding change in the name of the fund to be effective on February 28, 2005. Effective on that date, the name of the fund will be changed to GAM International Equity and the investment policies and strategies of the fund will be as described in the following changes to the Prospectus of the Company with respect to the fund, dated April 29, 2004, as previously supplemented on September 13, 2004 (the "Prospectus"). Accordingly, all references to the GAM International Fund throughout the Prospectus and Statement of Additional Information should be changed to refer to: GAM International Equity.

On page 9 of the Prospectus, under "Principal Investment Strategy," paragraphs 1 through 3 should deleted in their entirety and replaced with:

"The Fund normally invests at least 80% of its assets in common stocks of companies in any country of the world, other than the United States--normally Canada, Europe and countries located in the Pacific Basin. The Fund may also invest in the securities of issuers in emerging market countries. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries.

The remaining assets of the Fund may be invested in bonds issued either by governments or governmental agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in debt securities rated lower than investment grade.

In selecting an investment, the investment advisor uses a "top down" three-step approach screening potential investments by country, sector and security. Countries and sectors are avoided when the investment advisor regards them as too risky based on an economic analysis that examines, among other factors, interest rates, growth rates, the inflation outlook and the strength of the currency. The investment advisor seeks growth stocks at reasonable prices. In general, the investment advisor prefers companies with:"

On page 9 of the Prospectus, under "Principal Investment Strategy," paragraph 6 should be deleted in its entirety and replaced with the following:

"The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund, for temporary defensive purposes, may invest in short-term bonds issued by foreign or U. S. corporations, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. No more than 20% of the Fund's portfolio will be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in common stocks of companies in any country of the world, other than the United States--normally Canada, Europe and countries located in the Pacific Basin."

*On page 2 of the Statement of Additional Information, under "Investment Objective and Strategies," under sub-section "Strategies," reference to the GAM International Fund should be deleted in the first sentence and added to the the second sentence.

--------------------------------------------------------------------------------

GAM Pacific Basin Fund
----------------------

Effective as of December 23, 2004, Lesley Kaye and Michael Lai, will be primarily responsible for day-to-day management of the GAM Pacific Basin Fund.

Please be advised of the following:

* Page 50, with respect to "INDIVIDUALS PRIMARILY RESPONSIBLE FOR DAY-TO-DAY MANAGEMENT OF THE FUNDS," is amended to delete the paragraph with respect to the GAM Pacific Basin Fund in its entirety and replaced as follows:

"GAM PACIFIC BASIN FUND Lesley Kaye and Michael Lai, Investment Directors. Ms. Kaye is responsible for GAM's Japan funds and co-heads the Pacific investment team. She joined GAM in May 2001, prior to which she was a Japanese equity broker for 13 years at ING Barings (formerly Baring Securities). Ms Kaye started her career with Nikko Securities and also spent two years on the Japan desk of Hoare Govett. She holds a degree in Languages from Bristol University.

Mr. Lai is responsible for managing Asian funds. Before joining GAM in 1998, he was Senior Vice President at Trust Company of the West (Asia) responsible for Asian portfolios. Prior to this, he was an investment manager at BZW Investment Management (HK). Mr Lai holds an MSc in Econometrics from the London School of Economics and is a CFA charterholder. He is based in Hong Kong.

In addition to managing the Fund, Ms. Kaye and Mr. Lai also manage hedge funds for which they may receive greater compensation due to performance-based incentives. GIML has procedures in place to monitor the potential conflicts that may arise from Ms. Kaye and Mr. Lai managing both the Fund and hedge funds."

All references throughout the Prospectus and Statement of Additional Information should be changed accordingly.

On Page 15 of the Prospectus, under GAM Pacific Basin Fund "Principal Investment Strategy," paragraph 5 should be deleted in its entirety and replaced with the following:

"The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and U.S. companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. No more than 20% of the Fund's portfolio will be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures."

--------------------------------------------------------------------------------

GAM American Focus Fund, GAM Europe Fund, GAM Pacific Basin Fund, GAM Gabelli Long/Short Fund and GAMerica Capital Fund

Effective February 28, 2005, the names of the following funds will be changed in the Prospectus and Statement of Additional Information:

GAM American Focus Fund to GAM American Focus Equity
GAM Europe Fund to GAM European Equity
GAM Pacific Basin Fund to GAM Asia-Pacific Equity
GAM Gabelli Long/Short Fund to GAM Gabelli Long/Short
GAMerica Capital Fund to GAMerica

All references to the above funds throughout the Prospectus and Statement of Additional Information should be changed accordingly.
--------------------------------------------------------------------------------

GAM Pacific Basin Fund, GAM Europe Fund and GAM American Focus Fund

Effective immediately, the Class B and C shares of the GAM Pacific Basin Fund and GAM Europe Fund as well as the Class C shares of the GAM American Focus Fund, will no longer accept purchases. Therefore, applicable references to the offer and sale of the Class B and C shares of the GAM Pacific Basin Fund and the GAM Europe Fund and the Class C shares of the GAM American Focus Fund, in the Prospectus or Statement of Additional Information are deleted.

--------------------------------------------------------------------------------

GAM Funds, Inc.

On Page 49 of the Prospectus, following the first sentence of the third paragraph, and on Page 26 of the Statement of Additional Information, following the second sentence under the Sub-Heading "Advisory Fees," the following should be added:

"GIML and GAM USA, as applicable, have voluntarily agreed to waive a portion of its advisory fee (0.10% per annum) during the fiscal year 2005 with respect to the GAM American Focus Fund, GAM Europe Fund, GAM International Fund, GAM Pacific Basin Fund and GAMerica Capital Fund.

Effective January 1, 2005, the advisory fee payable by each of the Fund's listed below will be amended as follows:

     o    For the GAM International  Fund, GAM Europe Fund and GAM Pacific Basin
          Fund:

          o 1.00% per annum on average daily net assets up to and including $500 million;
          o 0.90% per annum on average daily net assets greater than $500 million and up to and including $1 billion; and
          o 0.85% per annum on average daily net assets greater than $1 billion.

     o    For the GAMerica Capital Fund:

          o 1.00% per annum on average daily net assets up to and including $250 million;
          o 0.90% per annum on average daily net assets greater than $250 million and up to and including $1 billion; and

          o 0.85% per annum on average daily net assets greater than $1 billion.

     o    For the GAM American Focus Fund:

          o 1.00% per annum on average daily net assets up to and including $250 million;
          o 0.85% per annum on average daily net assets greater than $250 million and up to and including $750 million; and
          o 0.75% per annum on average daily net assets greater than $750 million."

__________________

On Page 59 of the Prospectus, the first two paragraphs should be deleted and replaced as follows:

     "For the purpose of computing the redemption fee, redemptions by a shareholder to which the fee applies will be deemed to have been made in the following order:
     (i) from shares purchased through the reinvestment of dividends and distributions paid by the Funds; and
     (ii) from all other shares, on a first-purchased, first-redeemed basis. Only shares described in clause (ii) above that are redeemed 90 days or less from their date of purchase will be subject to the redemption fee.

     The Funds' principal underwriter may, at its discretion, waive the redemption fee for the following reasons:
     (i) Sales of shares due to the death or permanent disability of a shareholder;
     (ii) Shares are sold or exchanged under automatic withdrawal plans; or
     (iii)Shares that are held through certain managed account programs with automatic asset allocation rebalancing features."
-------------------------------------------------------------------------------

On page 14 of the Statement of Additional Information, under "Officers," the following should be added:


------------------------------- ----------------- --------- ----------------------------------------------------------
Kenneth A. Dursht               Secretary    and  Since     General Counsel and Corporate Secretary, GAM USA+, GAM
------------------------------  General Counsel   2004      Investments Inc. +, and GAM Services Inc. ++, 2004 to
GAM USA Inc.                                                Present; Secretary and General Counsel, the funds
135 East 57th Street                                        comprising the GAM Avalon Funds+, 2004 to Present;
New York, NY 10022                                          Attorney, Skadden, Arps, Slate, Meagher & Flom LLP, 1998
Age: 42                                                     to 2004
------------------------------- ----------------- --------- ----------------------------------------------------------
Michael J. Bessel               Chief             Since     Associate General Counsel, Assistant Secretary and Chief
GAM USA Inc.                    Compliance        2002      Compliance Officer, GAM USA+, GAM Investments Inc.+, and
135 East 57th Street            Officer and                 GAM Services Inc.++, 2002 to present; Assistant
New York, NY 10022              Assistant                   Secretary,  the funds comprising the GAM Avalon Funds+,
Age: 42                         Secretary                   2002 to Present; Vice President, Compliance Officer,
                                                            Black Rock Financial Management Inc., 1999 to 2002; Vice
                                                            President, Compliance Officer,  Refco Securities, Inc.,
                                                            1997 to 1999
------------------------------- ----------------- --------- ----------------------------------------------------------

------------------------------- ----------------- --------- ----------------------------------------------------------
Maura E. McCarthy               Assistant         Since     Assistant   Treasurer,   GAM  USA+,   2000  to   Present;
GAM USA Inc.                    Treasurer         2004      Assistant   Treasurer,   the  funds  comprising  the  GAM
135 East 57th Street                                        Avalon  Funds+  2004  to  Present;  Manager,   Prudential
New York, NY 10022                                          Insurance  Company,  1998 to 2000;  Assistant  Secretary,
Age: 35                                                     Sorema NA Holding Inc., 1991 to 1998
------------------------------- ----------------- --------- ----------------------------------------------------------
Ying Tung                       Assistant         Since     Assistant   Treasurer,   GAM  USA+,   1999  to   Present;
GAM USA Inc.                    Treasurer         2004      Assistant   Treasurer,   the  funds  comprising  the  GAM
135 East 57th Street                                        Avalon  Funds+  2004  to  Present;  Assistant  Treasurer,
New York, NY 10022                                          Salomon  Smith  Barney,  1995 to 1999;  Auditor,  Ernst &
Age: 35                                                     Young LLP, 1991 to 1995
------------------------------- ----------------- --------- ----------------------------------------------------------

On page 22 of the Statement of Additional Information,  in the second paragrpah,
(i) delete "The Directors of GIML and their principal occupations are as as follows:" and replace with: "The Directors and principal executive officers of GIML and their principal occupations are as as follows:" and (ii) add the following individual to the chart: "Fiona Newlands; Head of UK Legal and Compliance, Chief Compliance Officer."

On page 22 of the Statement of Additional Information, under the paragraph that begins with "The Directors and principal executive officers of GAM USA and their principal occupations are as follows:" "Joseph J. Allessie" should be deleted and the following individuals should be added to the chart:

"Name and Position Held
with GAM USA                      Principal Occupation
------------------------          ---------------------
Kenneth A. Dursht                 See "Management of the Company" above.
Michael J. Bessel                 See "Management of the Company" above.
Maura E. McCarthy                 See "Management of the Company" above.
Ying Tung                         See "Management of the Company" above."

The information contained in this Supplement supersedes any contrary information contained in the Prospectus or Statement of Additional Information and should be read in conjunction with those documents. Please be sure to retain all Supplements with your Prospectus.

Supplement dated: December 29, 2004